Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 3 – Significant Accounting Policies

The accounting policies applied in these interim financial statements are consistent with those used in the annual financial statements for the year ended December 31, 2024. There have been no material changes to accounting policies during the period.

The following policies are referenced because they are relevant to the interim period:

1.	Use of Estimates – Preparation of financial statements requires management to make estimates and assumptions, including assumptions regarding credit losses, recoverability of assets, lease liabilities, and tax provisions.

2.	Principles of Consolidation - These financial statements include the accounts of Check-Cap Ltd. and its wholly-owned subsidiaries. Intercompany transactions and balances are eliminated.

3.	Functional and Presentation Currency - The U.S. dollar is the functional and reporting currency of the Company and all subsidiaries.

4.

Cash, Cash Equivalents, and Short-Term Deposits -Cash equivalents include highly liquid deposits with original maturities of three months or less.

Short-term bank deposits include deposits with original maturities between three months and one year.

5.	Leases – The Company accounts for leases in accordance with ASC 842. Lease liabilities represent future lease payments, discounted at the Company’s incremental borrowing rate.

6.	Financial Instruments – The Company holds financial assets consisting primarily of cash and long-term investments related to Apollo Technology Capital Corp. These assets are measured at amortized cost and reviewed for indicators of impairment.

7.	Share-Based Compensation - Share-based compensation is measured at grant-date fair value under ASC 718 and expensed over vesting. No awards vested or were issued during the interim period.